Restatement of Previously Reported Financial Statements - Additional Information (Detail) - LEO HOLDINGS III CORP [Member] - USD ($)	Nov. 30, 2021	Sep. 30, 2021	Mar. 31, 2021	Mar. 02, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum Net Worth Required for Compliance		$ 5,000,001
Redeemable Class A ordinary shares [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassifications of Permanent to Temporary Equity	$ 2,600,000		$ 2,100,000	$ 2,200,000